COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Royalty rate	3.50%
Royalties, maximum percentage of grants received	100.00%
Payment received from OCS				$ 134	$ 118
Payment returned from OCS
Royalty expense	23	$ 6	$ 33
Remaining contingent obligations	1,702
Accrued royalties to a third party	55
Line of Credit	16,152	16,468
Performance guarantees	9,098	9,345
Restricted deposits	324	$ 3,135
Amount of grant approved to be received	$ 113